RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)	1 Months Ended
	Jul. 31, 2020	Feb. 29, 2020
Related Party Transaction [Line Items]
Threshold period for transfer, assign or sale of shares, after the completion of the initial business combination		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Sponsor
Related Party Transaction [Line Items]
Aggregate Shares held by initial stockholders	4,312,500
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	867,500
Number of shares forfeited (in shares)	920,000
Sponsor | Founder Shares | Marc Saiontz
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	32,500
Sponsor | Founder Shares | Suzy Taherian
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	32,500
Sponsor | Founder Shares | Neil Glat
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	35,000
Sponsor | Founder Shares | Brian Mathis
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	35,000
Sponsor | Founder Shares | Kathleen Harris
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	40,000
Sponsor | Founder Shares | Thomas Sullivan
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	50,000
Sponsor | Founder Shares | Adam Deutsch
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	67,500
Sponsor | Founder Shares | Charlie Baynes-Reid
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	100,000
Sponsor | Founder Shares | Kevin Charlton
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	135,000
Sponsor | Founder Shares | Charles Goldman
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	135,000
Sponsor | Founder Shares | Nick Petruska
Related Party Transaction [Line Items]
Number of Shares transferred (in shares)	200,000
Anchor Investor | Founder Shares
Related Party Transaction [Line Items]
Number of shares issued (in shares)	920,000
Aggregate purchase price	$ 5,333
Price per share (in dollars per share)	$ 0.006